Note 19 - Restatement of Comparative Amounts	12 Months Ended
Nov. 30, 2013
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
19.	Restatement of comparative amounts

The Company previously classified the issuance of common shares as a credit to additional paid in capital. In accordance with U.S. GAAP, shares issued with no par value are required to be classified under capital stock. The adjustment is a reclassification from additional paid in capital into capital stock and has an immaterial impact on the consolidated statement of shareholder’s deficiency. Items previously reported have been reclassified to conform to U.S. GAAP and did not have any impact on the Company’s earnings per share calculations.

The following table summarizes the impact of the restatement adjustments on the Company’s previously reported consolidated financial statements:

	As previously reported	Adjustment	As restated
	$	$	$
Consolidated balance sheet and consolidated statements of shareholders' deficiency
November 30, 2011
Capital stock	147,152	755,124	902,276
Additional paid in capital	20,822,672	(755,124)	20,067,548

November 30, 2012
Capital stock	147,152	5,981,545	6,128,697
Additional paid in capital	28,409,665	(5,981,545)	22,428,120